Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Global Equity Income Fund | Class A
Risk/Return:
Trading Symbol	DEQAX
Dreyfus Global Equity Income Fund | Class C
Risk/Return:
Trading Symbol	DEQCX
Dreyfus Global Equity Income Fund | Class I
Risk/Return:
Trading Symbol	DQEIX
Dreyfus Global Equity Income Fund | Class Y
Risk/Return:
Trading Symbol	DEQYX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Risk/Return:
Trading Symbol	DIBAX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Risk/Return:
Trading Symbol	DIBCX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Risk/Return:
Trading Symbol	DIBRX
Dreyfus International Bond Fund | Class Y
Risk/Return:
Trading Symbol	DIBYX